Revenue and other operating income - Schedule Of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Revenue Sources [Line Items]
Revenue	$ 600,024	$ 513,368	[1]	$ 684,265	[1]
Other operating income	4,775	4,902	[1]	6,996	[1]
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	277,394	249,303
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	247,392	145,360
Time charter
Disclosure Of Revenue Sources [Line Items]
Revenue	75,238	118,705
Less: Equity-accounted investees
Disclosure Of Revenue Sources [Line Items]
Revenue	49,155	59,544		85,626
Other operating income	72	234		96
Less: Equity-accounted investees | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	0	31
Less: Equity-accounted investees | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	0	0
Less: Equity-accounted investees | Time charter
Disclosure Of Revenue Sources [Line Items]
Revenue	49,155	59,513
Tankers | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue	600,024	513,399		704,766
Other operating income	4,775	4,902		6,765
Tankers | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	277,394	249,334
Tankers | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	247,392	145,360
Tankers | Operating segments | Time charter
Disclosure Of Revenue Sources [Line Items]
Revenue	75,238	118,705
FSO | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue	49,155	59,513		65,125
Other operating income	72	234		$ 327
FSO | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	0	0
FSO | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	0	0
FSO | Operating segments | Time charter
Disclosure Of Revenue Sources [Line Items]
Revenue	$ 49,155	$ 59,513

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.